Income Taxes (Tables)	6 Months Ended
Dec. 31, 2016
Save on Transport Inc [Member]
Schedule of Income Tax Expense	The following table presents the Company’s income tax expense at an estimated effective tax rate of 15%:
2016
Current expense:
Federal	$––
Income tax expense	$––